Derivatives - Summary Of Gain Loss On Fair Value Hedge ineffectiveness (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value hedges [member]
Disclosure Of Gain Loss On Fair Value Hedge Ineffectiveness [Line Items]
Gains (losses) related to the ineffectiveness portion of designated fair value hedges		€ 1	€ 5